Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,309)	$ (9,324)	$ (13,583)	$ (23,845)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	705	954	1,106	2,396
Depreciation and amortization	437	472	621	669
Loss on disposal of assets				36
Fair value of common stock issued for services	11		87
Fair value of warrants issued for services	26	651	737	711
Change in fair value of warrant liability, net of issuance costs of $645		(10,362)	(10,231)
Excess warrant fair value		6,453	6,453
Forgiveness of indebtness income				(1,265)
Changes in operating assets and liabilities:
Accounts receivable	(252)	229	255	746
Operating lease liabilities, net	(95)	(81)	(109)	7
Tenant improvement allowance				516
Prepaid expenses and other current assets	(19)	679	832	126
Deposits	44	81	80	(16)
Accounts payable	(1,070)	118	734	491
Accrued expenses	(293)	42	422	(941)
Employee retention credit liability		1,220	1,220
Other liabilities	(1)	94	41	144
Contract liability	(935)	(424)	(611)	638
Net cash used in operating activities	(9,751)	(9,198)	(11,946)	(19,587)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions of property and equipment	(403)	(638)	(803)	(924)
Payment for asset purchase		(50)	(50)
Net cash used in investing activities	(403)	(688)	(853)	(924)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the private placement of common stock and pre-funded warrants			12,000
Proceeds from issuance of common stock	4,296
Proceeds from exercise of warrants	7,500
Proceeds from exercise of pre-funded warrants	3,941	8,000
Payments for issuance costs	(915)	(645)	(1,077)
Net cash provided by financing activities	14,822	7,355	10,923
Net increase (decrease) in cash and cash equivalents	4,668	(2,531)	(1,876)	(20,511)
Cash and cash equivalents at beginning of year	1,643	3,519	3,519	24,030
Cash and cash equivalents at end of year	6,311	988	1,643	3,519
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	7
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Fair value of warrants issued in asset purchase		116	$ 116
Fair value of warrants issued in private placement	$ 262